Risk and Capital Management - Summary of Liquidity Indicators (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of liquidity risk indicators [abstract]
Net assets / customers funds within 30 days	85.20%	62.40%
Net assets / total customers funds	31.60%	24.20%
Net assets / total financial assets	23.40%	16.60%